Matthews Asia Credit Opportunities Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 76.7%

	Face Amount*	Value

CHINA/HONG KONG: 39.8%
Sino-Ocean Land Treasure III, Ltd. 4.900%[b], 09/21/22[c,d]	5,600,000	$4,874,739
Honghua Group, Ltd. 6.375%, 08/01/22[d]	4,800,000	4,679,910
King Talent Management, Ltd. 5.600%[b], 12/04/22[c,d]	5,300,000	4,667,732
Times China Holdings, Ltd. 6.200%, 03/22/26[d]	3,400,000	3,467,483
KWG Group Holdings, Ltd. 5.875%, 11/10/24[d]	3,200,000	3,239,180
Powerlong Real Estate Holdings, Ltd. 5.950%, 04/30/25[d]	2,700,000	2,828,418
China SCE Group Holdings, Ltd. 7.000%, 05/02/25[d]	2,700,000	2,720,727
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[d]	2,400,000	2,343,360
Wanda Group Overseas, Ltd. 7.500%, 07/24/22[d]	2,500,000	2,221,875
Franshion Brilliant Ltd. 6.000%[b], 02/08/26[c,d]	1,700,000	1,700,000
Logan Group Co., Ltd. 5.250%, 10/19/25[d]	1,200,000	1,243,253
FWD Group, Ltd. 6.375%[b], 09/13/24[c,d]	900,000	920,621
FWD Group, Ltd. 0.000%[b], 06/15/22[c,d]	1,000,000	913,454
KWG Group Holdings, Ltd. 7.400%, 03/05/24[d]	300,000	314,680

Total China/Hong Kong		36,135,432

INDIA: 17.3%
Tata Motors, Ltd. 5.875%, 05/20/25[d]	4,200,000	4,447,380
Network i2i, Ltd. 5.650%[b], 01/15/25[c,e]	3,000,000	3,172,500
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[d]	2,900,000	2,980,450
Periama Holdings LLC 5.950%, 04/19/26[d]	2,600,000	2,737,800
Network i2i, Ltd. 5.650%[b], 01/15/25[c,d]	2,200,000	2,326,500

Total India		15,664,630

INDONESIA: 11.3%
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/24[d]	4,000,000	4,006,000
PT Adaro Indonesia 4.250%, 10/31/24[d]	2,000,000	2,020,000
PB International BV 7.625%, 01/26/22[d,f]	5,300,000	1,643,000
Theta Capital Pte, Ltd. 6.750%, 10/31/26[d]	1,500,000	1,443,510
PT Sri Rejeki Isman 7.250%, 01/16/25[d,f]	3,000,000	1,095,000

Total Indonesia		10,207,510

THAILAND: 5.1%
Kasikornbank Public Co., Ltd. 5.275%[b], 10/14/25[c,d]	2,600,000	2,730,000

	Face Amount*	Value
Krung Thai Bank Public Co., Ltd. 4.400%[b], 03/25/26[c,d]	1,900,000	$1,904,750

Total Thailand		4,634,750

AUSTRALIA: 2.3%
Australia & New Zealand Banking Group, Ltd. 6.750%[b], 06/15/26[c,d]	1,800,000	2,099,790

Total Australia		2,099,790

PHILIPPINES: 0.9%
Royal Capital BV 4.875%[b], 05/05/24[c,d]	782,000	809,370

Total Philippines		809,370

TOTAL NON-CONVERTIBLE CORPORATE BONDS		69,551,482

(Cost $73,856,597)

CONVERTIBLE CORPORATE BONDS: 14.3%

CHINA/HONG KONG: 9.5%
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[d]	4,100,000	4,239,851
Hansoh Pharmaceutical Group Co., Ltd., Cnv. 0.000%, 01/22/26[d]	1,600,000	1,550,400
NIO, Inc., Cnv. 0.500%, 02/01/27[e]	1,100,000	928,950
Baozun, Inc., Cnv. 1.625%, 05/01/24	900,000	927,563
iQIYI, Inc., Cnv. 2.000%, 04/01/25	600,000	553,800
Pinduoduo, Inc., Cnv. 0.000%, 12/01/25	400,000	423,388

Total China/Hong Kong		8,623,952

MALAYSIA: 2.1%
Cerah Capital, Ltd., Cnv. 0.000%, 08/08/24[d]	1,900,000	1,915,200

Total Malaysia		1,915,200

SOUTH KOREA: 1.8%
Kakao Corp., Cnv. 0.000%, 04/28/23[d]	1,400,000	1,674,204

Total South Korea		1,674,204

NEW ZEALAND: 0.9%
Xero Investments, Ltd., Cnv. 0.000%, 12/02/25[d]	800,000	780,400

Total New Zealand		780,400

TOTAL CONVERTIBLE CORPORATE BONDS		12,993,756

(Cost $12,916,871)

FOREIGN GOVERNMENT OBLIGATIONS: 6.9%

VIETNAM: 6.9%
Viet Nam Debt & Asset Trading Corp. 1.000%, 10/10/25[d]	5,689,000	4,920,985

1	MATTHEWS ASIA FUNDS

Matthews Asia Credit Opportunities Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

FOREIGN GOVERNMENT OBLIGATIONS (continued)

	Face Amount*	Value
Socialist Republic of Vietnam 5.500%, 03/12/28	1,290,000	$1,299,662

Total Vietnam		6,220,647

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		6,220,647

(Cost $ 5,920,511)

TOTAL INVESTMENTS: 97.9%		88,765,885
(Cost $ 92,693,979)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.1%		1,922,131

NET ASSETS: 100.0%		$90,688,016

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

c	Perpetual security with no stated maturity date. First call date is disclosed.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $4,101,450, which is 4.52% of net assets.

f	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,738,000 and 3.02% of net assets.

*	All Values in USD unless otherwise specified

Cnv.	Convertible

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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